Reconciliation Of Changes In Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 29.2	$ 24.3	$ 19.5
Additions based on tax positions related to the current year	(2.4)	3.5	6.0
Changes for tax positions of prior years	(0.1)	1.4
Reductions as a result of a lapse of applicable statute of limitations		(0.4)
Settlements	(0.2)	(0.7)	(1.2)
Changes due to foreign currency	(0.2)	1.1
Balance at December 31	$ 26.3	$ 29.2	$ 24.3